Short-term borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Extinguishment of Debt [Line Items]
Short-term borrowings	$ 6,504	$ 6,778
Short-Term Debt [Member]
Extinguishment of Debt [Line Items]
Short-term borrowings	6,480	6,765
Current Portion Of Vehicle Loan [Member]
Extinguishment of Debt [Line Items]
Short-term borrowings	$ 24	$ 13